Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net of accumulated depreciation	$ 14,156	$ 8,986	$ 4,422
Preferred stock, Par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	20,000,000	0
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001
Common stock, Shares authorized	3,000,000,000	0
Common stock, Shares issued	38,667,705	0
Common stock, Shares outstanding	38,667,705	0
Members capital, Outstanding units	0	49,978	39,978